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                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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
        FORM 24F-2 - D-1 SERIES
1.      NAME AND ADDRESS OF ISSUER:
        Ameriprise Certificate Company
        1099 Ameriprise Financial Center
        Minneapolis, MN 55474

2.      THE MEMO OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS
        BEING FILED FOR ALL SERIES (FUND NAME) AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE
        BOX BUT DO NOT LIST SERIES OF CLASSES):
           [ ]

3.      INVESTMENT COMPANY ACT FILE NUMBER:
        811-00002

        SECURITIES ACT FILE NUMBER:
        2-55252

4(A).   LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
        December 31, 2007

4(B).   CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR DAYS AFTER THE END OF
        THE ISSUER'S FISCAL YEAR).
           [ ]

4(C).   CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.
           [ ]

5.      CALCULATION OF REGISTRATION FEE:

(I).    AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
        FISCAL YEAR PURSUANT TO SECTION 24(F):                                     $       75,000.00

(II).   AGGREGATE PRICE OF SECURITIES REDEEMED OR
        REPURCHASED DURING THE FISCAL YEAR:                  $        476,269.11

(III).  AGGREGATE PRICE OF SECURITIES REDEEMED OR
        REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING NO
        EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT
        PREVIOUSLY USED TO REDUCE REGISTRATION FEES
        PAYABLE TO THE COMMISSION:                           $     10,668,731.00

(IV).   TOTAL AVAILABLE REDEMPTION CREDITS (ADD ITEMS
        5(II) AND 5(III):                                                          $   11,145,000.11

(V).    NET SALES -- IF ITEM 5(I) IS GREATER THAN ITEM
        5(IV) [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:                                $            0.00

(VI).   REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE
        YEARS -- IF ITEM 5(I) IS LESS THAN ITEM 5(IV)
        [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:                    ($11,070,000.11)

(VII).  MULTIPLIER FOR DETERMINING REGISTRATION FEE                                $       0.0000393

(VIII). REGISTRATION FEE DUE (MULTIPLY ITEM 5(V) BY ITEM
        5(VII) (ENTER "0" IF NO FEE IS DUE):                                       $            0.00
                                                                                   =================

6.      PREPAID SHARES

        IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE
        REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE
        (EFFECTIVE DATE OF RESCISSION OF RULE 24E-2), THEN REPORT THE AMOUNT OF SECURITIES (NUMBER
        OF SHARES OR OTHER UNITS) DEDUCTED HERE: 0. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS
        THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR
        FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL
        YEARS, THEN STATE THAT NUMBER HERE 0.

7.      INTEREST DUE - IF THIS FORM IS BEING FILED MORE
        THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL
        YEAR:                                                                      $            0.00

8.      TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE
        PLUS ANY INTEREST DUE [LINE 5(VIII) PLUS LINE 7]:                          $            0.00

9.      DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT
        WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

        METHOD OF DELIVERY:

           [ ] WIRE TRANSFER
           [ ] MAIL OR OTHER MEANS
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SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY (SIGNATURE AND TITLE)*              /s/ William F. Truscott
                                       -----------------------------------------
                                       William F. Truscott
                                       President, Ameriprise Certificate Company

DATE  March 26, 2008

*    Please print the name and title of the signing officer below the signature.